RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

Key management includes the Directors and Officers of the Company. The compensation paid or payable to key management for services during the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31,
Service or Item	2018	2017
Directors’ fees	$143	$142
Salaries and consultants’ fees	1,208	871
Severance payments	410	-
Share-based payments (non-cash)	2,991	4,381
Total	$4,752	$5,394